PROPERTY AND EQUIPMENT, NET (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Property, Plant and Equipment [Line Items]
Cost	$ 64,920	$ 45,876
Less accumulated depreciation	33,214	23,929
Depreciated cost	31,706	21,947
Depreciation	12,126	8,724	$ 5,654
Reduction to the cost and accumulated depreciation of fully depreciated equipment no longer in use	2,841	3,700
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Cost	34,831	22,551
Computers, peripheral equipment and electronic equipment
Property, Plant and Equipment [Line Items]
Cost	24,425	19,262
Office furniture and equipment
Property, Plant and Equipment [Line Items]
Cost	$ 5,664	$ 4,063